Annual Fund Operating Expenses - Class T - DWS Large Cap Focus Growth Fund - Class T	Dec. 01, 2020
Operating Expenses:
Management fee	0.62%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.37%	[1]
Total annual fund operating expenses	1.24%
Fee waiver/expense reimbursement	0.15%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.09%

[1]	”Other expenses “ for Class T are based on estimated amounts for the current fiscal year.